Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Sponsor paid $25,000 in consideration for 3,593,750 shares of Class B Common Stock (the “Founder Shares”). The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares after the IPO (excluding shares included in the Private Placement Units or the shares of Class A Common Stock issuable to the Representative). Up to 468,750 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment is exercised. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 of their full 1,875,000 option. The underwriters forfeited the remainder of their over-allotment option as of July 28, 2021, resulting in aggregate Founders Shares outstanding of 3,457,807.

On April 8, 2021, the Sponsor transferred a membership interest (the “Interest”) to three of the Company’s officers and the three independent directors of 75,000 Founder Shares. The Interest relates solely to the number of Founder Shares laid out in the Company’s officers’ and independent directors’ respective agreements. The transferred shares shall vest upon the Company consummating an initial Business Combination (the “Vesting Date”). If prior to the Vesting Date, any of the grantees ceases to remain in their role, either voluntarily or for a cause (a “Separation Event”), 100% of the shares granted will be automatically and immediately transferred back to the Sponsor upon such Separation Event. Since the stock grants to both directors and to the officers contain the performance condition of consummating an initial Business Combination, the Company has determined the appropriate accounting treatment is to defer recognition of the compensation costs until the consummation of an initial Business Combination in accordance with FASB ASC Topic 718, “Compensation — Stock Compensation.”

The Company’s Sponsor and any other holders of Founder Shares (or their permitted transferees) prior to our IPO (“Initial Stockholders”), including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) six months after the completion of the initial Business Combination; and (ii) subsequent to the initial Business Combination (a) if the closing price of the shares of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (b) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of Common Stock for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s Initial Stockholders with respect to any Founder Shares (the “Lock-Up”).

On July 20, 2023, the Company issued an aggregate of 3,457,806 shares of its Class A Common Stock to the Sponsor upon the conversion (the “Founder Share Conversion”) of an equal number of shares of Class B Common Stock of the Company held by the Sponsor. The 3,457,806 shares of Class A Common Stock issued in connection with the Founder Share Conversion are subject to the same restrictions as applied to the Class B Common Stock before the Founder Share Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an Initial Business Combination as described in the prospectus for the Company’s IPO. Following the Founder Share Conversion, there were 5,320,507 shares of Class A Common Stock issued and outstanding and 1 share of Class B Common Stock issued and outstanding. As a result of the Founder Share Conversion, the Sponsor holds approximately 73.0% of the Company’s issued and outstanding Class A Common Stock.

Promissory Note — Related Party

On March 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO, under a promissory note. These loans are non-interest bearing, unsecured and due at the earlier of September 30, 2021, or the closing of the IPO. These loans were repaid upon the closing of the IPO out of the offering proceeds that had been allocated to the payment of offering expenses. As of March 31, 2024 and December 31, 2023, there is no amount outstanding under the promissory note.

On July 18, 2022, the Company issued the July 2022 Extension Note in the principal amount of $1,383,123 to the Sponsor in connection with the July 2022 Extension. The July 2022 Extension Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before October 22, 2022 or such liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, up to $1,383,123 of the unpaid principal amount of the July 2022 Extension Note may be converted into Units of the Company (the “Conversion Units”) with the total Conversion Units so issued shall be equal to: (i) the portion of the principal amount of the July 2022 Extension Note being converted divided by (ii) the conversion price of ten dollars ($10.00), rounded up to the nearest whole number of Conversion Units. The conversion feature included in the July 2022 Extension Note is closely related to the debt instrument itself and is not bifurcated from the host instrument. As a result, all debt proceeds received have been allocated to debt liability. As of March 31, 2024, and December 31, 2023, there was $1,383,892 outstanding under the July 2022 Extension Note.

On October 19, 2022, in connection with the October 2022 Extension, the Company issued the October 2022 Extension Note in the principal amount of $1,383,123 to the Sponsor pursuant to which the Sponsor loaned to the Company $1,383,123 to deposit into the Company’s Trust Account for each share of the Company’s Class A Common Stock that was not redeemed in connection with the October 2022 Extension. The October 2022 Extension Note bears no interest and is repayable in full upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination, or (ii) the date of the liquidation of the Company. As of March 31, 2024, and December 31, 2023, there was $1,383,123 outstanding under the October 2022 Extension Note.

On July 21, 2023, the Company issued a promissory note (the “2023 Extension Note”) in the aggregate principal amount of up to $360,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into Trust Account for the Company’s Class A Common Stock, held by the Company’s public stockholders that were not redeemed in connection with the 2023 Extension. On July 21, 2023, the Company deposited $60,000 into the Trust Account, with such amount being treated as the first draw under the 2023 Extension Note, and the Company continued to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an initial Business Combination until January 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. The 2023 Extension Note bears no interest and is repayable in full upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination or (ii) the date of the liquidation of the Company. The Sponsor deposited $360,000 in the Trust Account under the 2023 Extension Note, which was outstanding as of March 31, 2024 and December 31, 2023.

On July 21, 2023, the Company issued the 2023 Working Capital Note in the principal amount of up to $300,000 to the Sponsor. The 2023 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The Company drew $300,000 under the 2023 Working Capital Note which was outstanding as of March 31, 2024.

On January 22, 2024, the Company issued the 2024 Extension Note in the aggregate principal amount of up to $360,000 the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into the Company’s Trust Account for each Public Share that was not redeemed in connection with the 2024 Extension Amendment. The 2024 Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. The Company has drawn $180,000 under the 2024 Extension Note, which was outstanding as of March 31, 2024.

On January 22, 2024, the Company issued the 2024 Working Capital Note in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The Company has drawn $530,750 and $415,000 under the 2024 Working Capital Note as of March 31, 2024, and December 31, 2024, respectively.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company will repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement-equivalent Units at a price of $10.00 per Unit (which, for example, would result in the holders being issued 150,000 Units if $1,500,000 of notes were so converted), at the option of the lender. The Units would be identical to the Private Placement Units issued to the Sponsor. $830,750 and $715,000 were outstanding under such Working Capital Loans as of March 31, 2024 and December 31, 2023, respectively.

Administrative Support Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor for office space, secretarial, and administrative services provided to members of the Management Team, in the amount of $10,000 per month. The administrative support agreement began on the day the Company first listed on The Nasdaq Capital

Market and continue monthly until the completion of the Company’s initial Business Combination or liquidation of the Company. For the three months ended March 31, 2024, the Company incurred $30,000, in administrative support fees, which is included in formation and operating costs in the accompanying statements of operations. For the three months ended March 31, 2023, the Company incurred $30,000 in administrative support fees which is included in formation and operating costs in the accompanying statements of operations. As of March 31, 2024 and December 31, 2023, there was $10,000 and $10,000, respectively, outstanding, which is included on the accompanying balance sheets as “due to related party.”

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Sponsor paid $25,000 in consideration for 3,593,750 shares of Class B Common Stock (the “Founder Shares”). The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares after the IPO (excluding shares included in the Private Placement Units or the shares of Class A Common Stock issuable to the Representative). Up to 468,750 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment is exercised. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 of their full 1,875,000 option. The underwriters forfeited the remainder of their over-allotment option as of July 28, 2021, resulting in aggregate Founders Shares outstanding of 3,457,807.

On April 8, 2021, the Sponsor transferred a membership interest (the “Interest”) to three of the Company’s officers and the three independent directors of 75,000 Founder Shares. The Interest relates solely to the number of Founder Shares laid out in the Company’s officers’ and independent directors’ respective agreements. The transferred shares shall vest upon the Company consummating an initial Business Combination (the “Vesting Date”). If prior to the Vesting Date, any of the grantees ceases to remain in their role, either voluntarily or for a cause (a “Separation Event”), 100% of the shares granted will be automatically and immediately transferred back to the Sponsor upon such Separation Event. Since the stock grants to both directors and to the officers contain the performance condition of consummating an initial Business Combination, the Company has determined the appropriate accounting treatment is to defer recognition of the compensation costs until the consummation of an initial Business Combination in accordance with FASB ASC Topic 718, “Compensation — Stock Compensation.”

The Company’s Sponsor and any other holders of Founder Shares (or their permitted transferees) prior to our IPO (“Initial Stockholders”), including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) six months after the completion of the initial Business Combination; and (ii) subsequent to the initial Business Combination (a) if the closing price of the shares of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (b) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of Common Stock for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s Initial Stockholders with respect to any Founder Shares (the “Lock-Up”).

On July 20, 2023, the Company issued an aggregate of 3,457,806 shares of its Class A Common Stock to the Sponsor upon the conversion (the “Founder Share Conversion”) of an equal number of shares of Class B Common Stock of the Company held by the Sponsor. The 3,457,806 shares of Class A Common Stock issued in connection with the Founder Share Conversion are subject to the same restrictions as applied to the Class B Common Stock before the Founder Share Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an Initial Business Combination as described in the prospectus for the Company’s IPO. Following the Founder Share Conversion, there were 5,320,507 shares of Class A Common Stock issued and outstanding and 1 share of Class B Common Stock issued and outstanding. As a result of the Founder Share Conversion, the Sponsor holds approximately 73.0% of the Company’s issued and outstanding Class A Common Stock.

Promissory Note — Related Party

On March 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO, under a promissory note. These loans are non-interest bearing, unsecured and due at the earlier of September 30, 2021, or the closing of the IPO. These loans were repaid upon the closing of the IPO out of the offering proceeds that had been allocated to the payment of offering expenses. As of December 31, 2023 and 2022, there is no amount outstanding under the promissory note.

On July 18, 2022, the Company issued the July 2022 Extension Note in the principal amount of $1,383,123 to the Sponsor in connection with the July 2022 Extension. The July 2022 Extension Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before October 22, 2022 or such liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, up to $1,383,123 of the unpaid principal amount of the July 2022 Extension Note may be converted into Units of the Company (the “Conversion Units”) with the total Conversion Units so issued shall be equal to: (i) the portion of the principal amount of the July 2022 Extension Note being converted divided by (ii) the conversion price of ten dollars ($10.00), rounded up to the nearest whole number of Conversion Units. The conversion feature included in the July 2022 Extension Note is closely related to the debt instrument itself and is not bifurcated from the host instrument. As a result, all debt proceeds received have been allocated to debt liability. As of December 31, 2023, and 2022, there was $1,383,892 outstanding under the July 2022 Extension Note.

On October 19, 2022, in connection with the October 2022 Extension, the Company issued a further promissory note (the “October 2022 Extension Note”) in the principal amount of $1,383,123 to the Sponsor pursuant to which the Sponsor loaned to the Company $1,383,123 to deposit into the Company’s Trust Account for each share of the Company’s Class A Common Stock that was not redeemed in connection with the October 2022 Extension. The October 2022 Extension Note bears no interest and is repayable in full upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination, or (ii) the date of the liquidation of the Company. As of December 31, 2023, and 2022, there was $1,383,123 outstanding under the October 2022 Extension Note.

On July 21, 2023, the Company issued a promissory note (the “2023 Extension Note”) in the aggregate principal amount of up to $360,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into Trust Account for the Company’s Class A Common Stock, held by the Company’s public stockholders that were not redeemed in connection with the 2023 Extension Amendment. On July 21, 2023, the Company deposited $60,000 into the Trust Account, with such amount being treated as the first draw under the 2023 Extension Note, and the Company will continue to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an initial Business Combination until January 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. The 2023 Extension Note bears no interest and is repayable in full upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination or (ii) the date of the liquidation of the Company. The Sponsor deposited $360,000 in the Trust Account under the 2023 Extension Note, which was outstanding as of December 31, 2023.

On July 21, 2023, the Company issued the 2023 Working Capital Note in the principal amount of up to $300,000 to the Sponsor. The 2023 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The Company drew $300,000 under the 2023 Working Capital Note which was outstanding as of December 31, 2023.

At various dates in the fourth quarter of 2023, the Sponsor advanced to the Company $415,000 for the working capital needs. On January 22, 2024, the Company issued the 2024 Working Capital Note in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The funds advanced in the fourth quarter of 2023 were considered advanced under terms of this note and were outstanding as of December 31, 2023.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company will repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement-equivalent Units at a price of $10.00 per Unit (which, for example, would result in the holders being issued 150,000 Units if $1,500,000 of notes were so converted), at the option of the lender. The Units would be identical to the Private Placement Units issued to the Sponsor. $715,000 and $0 were outstanding under such Working Capital Loans as of December 31, 2023 and 2022, respectively.

Administrative Support Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor for office space, secretarial, and administrative services provided to members of the Management Team, in the amount of $10,000 per month. The administrative support agreement began on the day the Company first listed on The Nasdaq Capital Market and continue monthly until the completion of the Company’s initial Business Combination or liquidation of the Company. For the year ended December 31, 2023, the Company incurred $120,000, in administrative support fees, which is included in formation and operating costs in the accompanying statements of operations. For the year ended December 31, 2022, the Company incurred $120,000 in administrative support fees which is included in formation and operating costs in the accompanying statements of operations. As of December 31, 2023 and 2022, there was $10,000 and $0, respectively, outstanding, which is included on the accompanying balance sheets as “due to related party.”